FINANCIAL ASSETS AT FAIR VALUE THROUGH OTHER COMPREHENSIVE INCOME (Details) - CNY (¥) ¥ in Millions	Dec. 31, 2019	Dec. 31, 2018
Non-current assets
Non-current financial assets at fair value through other comprehensive income	¥ 1,521	¥ 1,450
Current assets
Total financial assets at fair value through other comprehensive income	10,143	1,450
Unlisted equity instruments
Non-current assets
Non-current financial assets at fair value through other comprehensive income	1,431	1,323
Listed equity instruments
Non-current assets
Non-current financial assets at fair value through other comprehensive income	90	¥ 127
Trade accounts receivable and bills receivable (i)
Current assets
Current financial assets at fair value through other comprehensive income	¥ 8,622